CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Interest income:
Loans, including fees	$ 16,450	$ 16,079
Securities	1,903	2,070
Federal funds sold	35	90
Other interest income	4	5
Total interest income	18,392	18,244
Interest expense:
Deposits	1,503	2,676
Borrowings	0	0
Junior subordinated debentures	696	745
Total interest expense	2,199	3,421
Net interest income	16,193	14,823
Provision for loan losses	1,150	750
Net interest income after provision for loan losses	15,043	14,073
Other income:
Service charges on deposit accounts	2,823	2,585
Trust and investment services income	3,810	3,099
Net gain on sale of mortgage loans	599	370
Loan servicing income, net	204	219
Loan-related fees	72	109
(Loss) on calls of securities, net	(6)	(1)
Other operating income	680	811
Total other income	8,182	7,192
Operating expenses:
Salaries and employee benefits	10,755	8,001
Occupancy, net	2,046	1,833
Technology and data processing	1,210	1,042
Professional and other services	926	907
Marketing and public relations	609	669
Office supplies, printing and postage	421	414
Intangible amortization	203	222
Other real estate operations	318	228
FDIC insurance	283	679
Other operating expenses	1,373	1,326
Total operating expenses	18,144	15,321
Income before income taxes	5,081	5,944
Income taxes	1,510	1,605
Net Income Attributable to Noncontrolling Interest and parent	3,571	4,339
Net Income (Loss) Attributable to Noncontrolling Interest	42	0
Net Income	$ 3,529	$ 4,339
Basic earnings per share	$ 1.87	$ 2.30
Diluted earnings per share	$ 1.83	$ 2.26